Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Document Fiscal Year Focus	2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 55,087	$ 46,847
Additions related to interest and currency translation	(1,241)	(5,455)
Additions based on tax positions taken during a prior period	4,625	2,708
Reductions related to tax positions taken during a prior period	(119)	(4,278)
Reductions related to settlement of tax matters	(1,294)	(5,589)
Additions based on tax positions taken during the current period ()	3,157	10,489
Reductions related to a lapse of applicable statute of limitation	(509)	(545)
Balance at the end of the year	59,944	$ 55,087
Additions based on acquisitions	$ 2,005